As filed with the Securities and Exchange Commission on December 20, 2018

1933 Act Registration No. 002-51992

1940 Act Registration No. 811-02527

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|

Pre-Effective Amendment No.

Post-Effective Amendment No. 83	|X|

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 83	|X|

Deutsche DWS Money Funds (formerly Deutsche Money Funds) (Exact name of Registrant as Specified in Charter) 345 Park Avenue, New York, NY 10154-0004 (Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: (212) 250-2500

John Millette, Vice President and Secretary	With a copy to:
Deutsche DWS Money Funds	John S. Marten
One International Place	Vedder Price P.C.
Boston, MA 02110	222 North LaSalle Street
(Name and Address of Agent for Service)	Chicago, Illinois 60601

It is proposed that this filing will become effective

|X |	Immediately upon filing pursuant to paragraph (b)
|__|	On _______________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _______________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

•	DWS Money Market Prime Series (formerly Deutsche Money Market Prime Series)

DWS Cash Investment Trust Class A (formerly Deutsche Cash Investment Trust Class A)

DWS Cash Investment Trust Class C (formerly Deutsche Cash Investment Trust Class C)

DWS Cash Investment Trust Class S (formerly Deutsche Cash Investment Trust Class S)

DWS Money Market Fund (formerly Deutsche Money Market Fund)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 7th day of December 2018.

DEUTSCHE DWS MONEY FUNDS

By: /s/Hepsen Uzcan

       Hepsen Uzcan*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	December 7, 2018

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	December 7, 2018

/s/John W. Ballantine
John W. Ballantine*	Trustee	December 7, 2018

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	December 7, 2018

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	December 7, 2018

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	December 7, 2018

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	December 7, 2018

/s/Richard J. Herring
Richard J. Herring*	Trustee	December 7, 2018

/s/William McClayton
William McClayton*	Trustee	December 7, 2018

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	December 7, 2018

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	December 7, 2018

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	December 7, 2018

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 82, as filed on November 28, 2018 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase